Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives
Useful Life in Years
Machinery and equipment	5
Buildings and improvements	25
Computer equipment and software	3
Office equipment, furniture and fixtures	5

Schedule of useful lives of intangible assets
Weighted Average
Useful Life
Developed technology	4
Patents	8
Trademarks and trade names	9
Customer relationships	9
Capitalized software development costs	5
In-process research and development	Indefinite

Schedule of changes in deferred revenues relating to warranty commitments
	December 31, 2015	December 31, 2014

	(U.S. $ in thousands)
Balance at beginning of year	15,939	11,779
Revenue deferred in the period	19,413	21,582
Revenue recognized in the period	(21,252)	(17,422)
Balance at end of year	$14,100	$15,939